Convertible Preferred Shares (Tables)	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of Preferred Shares and Series A Convertible Preferred Shares	Convertible preferred shares and Series A convertible preferred shares consisted of the following as of December 31, 2019 (in thousands, except for share amounts):

	Shares		Liquidation Preference	Carrying Value
	Authorized	Outstanding
Convertible preferred shares	2,650,980	2,650,980	$3,865	$3,761
Series A convertible preferred shares	7,131,525	7,131,525	35,414	35,147
	9,782,505	9,782,505	$39,279	$38,908